Summary of significant accounting policies	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 - Summary of significant accounting policies

The significant accounting policies that have been applied in the preparation of the unaudited condensed consolidated interim financial statements are identical to those that were applied in preparation of the Company’s most recent annual financial statements in connection with its Annual Report on Form 20-F.